Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 6,632,619	$ 7,004,601	$ 358,887
Inventories, net	914,678	1,069,465	3,555,876
Prepaid expenses	270,958	355,467	100,912
Deferred offering cost			233,339
Promissory note receivable		(0)	623,449
Total current assets	11,203,651	11,056,823	7,222,686
Right-of-use asset	88,354	101,221
Other non-current assets	7,697	7,697
Prepayment - related party		6,845	126,965
TOTAL ASSETS	11,299,702	11,172,586	7,349,651
Current liabilities
Accrued and other liabilities	672,727	701,844	219,815
Tax payable	6,627	6,627	6,673
Short term bank loan			821,982
Lease liability - current	58,120	57,349
Warranty liabilities - current portion	31,493	30,023	69,010
Total current liabilities	772,552	795,843	9,666,992
Lease liability - noncurrent	37,931	52,753
Warranty liabilities - noncurrent	6,839	6,810	14,274
TOTAL LIABILITIES	817,322	855,406	9,681,266
Stockholders’ equity (deficits)
Common stock, value	2,260	2,260	1,800
Additional paid-in capital	37,673,115	37,653,029	142,899
Retained earnings (Accumulated deficits)	(27,192,508)	(27,338,109)	(2,470,588)
Accumulated other comprehensive loss	(487)		(5,726)
Total stockholders’ equity (deficits)	10,482,380	10,317,180	(2,331,615)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICITS)	11,299,702	11,172,586	7,349,651
Nonrelated Party [Member]
Current assets
Accounts receivable	505	427	54,302
Other receivable	107		125,000
Advance to suppliers	3,677	3,677	5,049
Related Party [Member]
Current assets
Accounts receivable	3,114,877	2,065,890	190,168
Other receivable	192,999	475,909	1,959,842
Advance to suppliers	21,387	21,387
Prepayment	51,844	60,000
Note receivable - stockholder			15,862
Current liabilities
Accounts payable - related party	1,799		8,543,243
Other payable - related party	$ 1,786		$ 6,269